ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2019. No material changes were made to the provisional allocations:

(MILLIONS)	Private Equity	Infrastructure and other	Total
Cash and cash equivalents	$48	$5	$53
Accounts receivable and other	1,842	86	1,928
Inventory	2,239	28	2,267
Equity accounted investments	847	—	847
Investment properties	—	211	211
Property, plant and equipment	6,254	2,310	8,564
Intangible assets	6,746	520	7,266
Goodwill	3,187	83	3,270
Deferred income tax assets	485	—	485
Total assets	21,648	3,243	24,891
Less:
Accounts payable and other	(2,739)	(89)	(2,828)
Non-recourse borrowings	(375)	(203)	(578)
Deferred income tax liabilities	(1,227)	(33)	(1,260)
Non-controlling interests[1]	(451)	(578)	(1,029)
	(4,792)	(903)	(5,695)
Net assets acquired	$16,856	$2,340	$19,196

Consideration[2]	$16,856	$2,340	$19,196

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.